CAPITAL - Risk-Based Capital(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital [Abstract]
Capital	$ 686,961	$ 683,255
Capital to Risk Weighted Assets	17.60%	18.74%
Capital Required for Capital Adequacy	312,328	291,632
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	637,176	636,836
Tier One Risk Based Capital to Risk Weighted Assets	16.32%	17.47%
Tier One Risk Based Capital Required for Capital Adequacy	156,164	145,816
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	637,176	636,836
Tier One Leverage Capital to Average Assets	10.25%	9.87%
Tier One Leverage Capital Required for Capital Adequacy	248,761	258,122
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Capital [Abstract]
Capital	586,023	578,042
Capital to Risk Weighted Assets	15.04%	15.89%
Capital Required for Capital Adequacy	311,618	290,992
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	389,523	363,740
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	529,196	524,363
Tier One Risk Based Capital to Risk Weighted Assets	13.59%	14.42%
Tier One Risk Based Capital Required for Capital Adequacy	155,809	145,496
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	233,714	218,244
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	529,196	524,363
Tier One Leverage Capital to Average Assets	8.52%	8.13%
Tier One Leverage Capital Required for Capital Adequacy	248,408	258,035
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 310,511	$ 322,543
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%